Related parties disclosure	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related parties disclosure

Note 31.       Related parties disclosure

Subsidiaries

As at June 30, 2024, the condensed consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at June 30, 2024	% ownership as at December 31, 2023	Nature of business
SEALSQ France SAS	France	2010	EUR 1,473,162	100.0%	100.0%	Chip manufacturing, sales & distribution
WISeKey IoT Japan KK	Japan	2017	JPY 1,000,000	100.0%	100.0%	Sales & distribution
WISeKey IoT Taiwan	Taiwan	2017	TWD 100,000	100.0%	100.0%	Sales & distribution

Related party transactions and balances

		Receivables as at		Payables as at		Net expenses to		Net income from
	Related Parties	June 30,	December 31,	June 30,	December 31,	in the 6 months ended June 30,		in the 6 months ended June 30,
	(in USD'000)	2024 (unaudited)	2023	2024 (unaudited)	2023	2024 (unaudited)	2023 (unaudited)	2024 (unaudited)	2023 (unaudited)
1	John O’Hara	-	-	158	-	-	-	-	-
2	Ruma Bose	-	-	33	28	28	-	-	-
3	Cristina Dolan	-	-	5	-	12	-	-	-
4	David Fergusson	-	-	-	-	9	-	-	-
5	Danil Kerimi	-	-	22	8	44	-	-	-
6	Eric Pellaton	-	-	5	-	13	-	-	-
7	WISeKey International Holding AG	-	-	4,643	7,100	2,066	1,898	-	-
8	WISeKey SA	-	-	551	-	510	-	-	-
9	WISeKey USA Inc	-	-	-	981	-	492	-	-
10	WISeKey Semiconductors GmbH	-	-	849	881	84	81	-	-
11	WISeCoin AG	-	-	3,417	3,389	37	37	-	-
	Total	-	-	9,683	12,387	2,803	2,508	-	-

1. John O’Hara is a member of the Board and the CFO of SEALSQ Corp. A short-term payable to John O’Hara in an amount of USD 158,314 was outstanding as at June 30, 2024, made up of accrued bonuses.

2. Ruma Bose is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the six months ended, and the payable balance as at, June 30, 2024 relate to her Board fee.

3. Cristina Dolan is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the six months ended, and the payable balance as at, June 30, 2024 relate to her Board fee.

4. David Fergusson is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement the six months ended June 30, 2024 relate to his Board fee.

5. Danil Kerimi is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the six months ended, and the payable balance as at, June 30, 2024 relate to his Board fee.

6. Eric Pellaton is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the six months ended, and the payable balance as at, June 30, 2024 relate to his Board fee.

7. WISeKey International Holding AG has a controlling interest in the SEALSQ Group. It provides financing and management services, including, but not limited to, sales and marketing, accounting, finance, legal, taxation, business and strategy consulting, public relations, marketing, risk management, information technology and general management. The expenses in relation to WISeKey International Holding AG for the six months ended June 30, 2024 relate to interest on outstanding loans and the recharge of management services.

8. WISeKey SA is part of the group headed by WISeKey International Holding AG (the “WISeKey Group”) and employs supporting staff who work for the SEALSQ Group. The expenses in relation to WISeKey SA in the six months ended June 30, 2024, relates to the recharge of employee costs.

9. WISeKey USA Inc is part of the WISeKey Group and employs sales staff who work for the SEALSQ Group. The expenses in relation to WISeKey USA Inc. in the six months ended June 30, 2024 relate to the recharge of employee costs.

10. WISeKey Semiconductors GmbH is part of the WISeKey Group and employs sales staff who work for the SEALSQ Group. The expenses in relation to WISeKey Semiconductors GmbH in the six months ended June 30, 2024 relate to the recharge of employee costs.

11. WISeCoin AG is part of the WISeKey Group. The expenses recorded in the six months ended June 30, 2024 relate to interest on an outstanding loan.